Schedule of property, equipment and software, net (Details) (Parenthethical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Property, Plant and Equipment [Abstract]
Depreciation and amortization	$ 9,520	¥ 69,491	¥ 22,515	¥ 23,825